O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 3.7%
Lockheed Martin Corp.	14,610	$6,792,627
RTX Corp.	15,924	1,616,605
		8,409,232

Air Freight & Logistics - 3.4%
C.H. Robinson Worldwide, Inc.	15,960	1,133,160
Expeditors International of Washington, Inc.	58,982	6,565,286
		7,698,446

Broadline Retail - 0.9%
eBay, Inc.	38,408	1,979,548

Building Products - 4.7%
Builders FirstSource, Inc.(a)	51,611	9,435,523
Owens Corning	7,642	1,285,461
		10,720,984

Capital Markets - 4.2%
Bank of New York Mellon Corp.	48,490	2,739,200
Goldman Sachs Group, Inc.	4,492	1,916,781
Morgan Stanley	8,757	795,486
State Street Corp.	57,283	4,152,445
		9,603,912

Chemicals - 2.6%
Dow, Inc.	28,494	1,621,309
DuPont de Nemours, Inc.	57,992	4,204,420
		5,825,729

Commercial Banks - 3.6%
Citizens Financial Group, Inc.	49,724	1,696,086
PNC Financial Services Group, Inc.	12,783	1,959,122
Regions Financial Corp.	29,257	563,782
Wells Fargo & Co.	76,930	4,563,488
		8,782,478

Consumer Finance - 4.9%
Discover Financial Services	31,941	4,047,883
Synchrony Financial	159,250	7,003,815
		11,051,698

Consumer Staples Distribution & Retail - 0.2%
Walgreens Boots Alliance, Inc.	25,111	445,218

Containers & Packaging - 1.7%
Amcor PLC	279,724	2,500,733
International Paper Co.	40,563	1,417,271
		3,918,004

Distributors - 0.4%
LKQ Corp.	23,344	1,006,827

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	115,632	4,566,308

Financial Services - 1.2%
Global Payments, Inc.	22,727	2,790,194

Food Products - 1.9%
General Mills, Inc.	61,150	4,308,629

Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	38,679	3,985,484
Cigna Group	4,195	1,497,783
		5,483,267

Hotels, Restaurants & Leisure - 5.1%
Booking Holdings, Inc.	2,034	7,021,429
Expedia Group, Inc.(a)	18,262	2,458,613
Marriott International, Inc. - Class A	8,319	1,964,366
		11,444,408

Household Durables - 1.1%
PulteGroup, Inc.	22,813	2,541,824

Industrial Conglomerates - 2.4%
3M Co.	56,399	5,443,067

Insurance - 7.7%
Aflac, Inc.	49,042	4,102,363
American International Group, Inc.	56,872	4,283,031
Hartford Financial Services Group, Inc.	81,081	7,855,938
Principal Financial Group, Inc.	14,435	1,142,386
Prudential Financial, Inc.	4,266	471,308
		17,855,026

IT Services - 2.4%
GoDaddy, Inc. - Class A(a)	44,098	5,396,713

Media - 3.9%
Comcast Corp. - Class A	177,652	6,770,318
Fox Corp. - Class A	65,056	2,017,386
		8,787,704

Metals & Mining - 4.1%
Steel Dynamics, Inc.	71,268	9,273,392

Oil, Gas & Consumable Fuels - 11.4%
ConocoPhillips	23,512	2,953,578
Coterra Energy, Inc.	202,258	5,533,779
Marathon Petroleum Corp.	55,389	10,065,289
Phillips 66	3,199	458,129
Valero Energy Corp.	43,128	6,894,873
		25,905,648

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	69,429	3,050,710
Johnson & Johnson	28,797	4,163,758
		7,214,468

Professional Services - 3.9%
Verisk Analytics, Inc.	40,417	8,809,289

Semiconductors & Semiconductor Equipment - 2.3%
KLA Corp.	7,659	5,279,272

Specialty Retail - 3.8%
Best Buy Co., Inc.	59,958	4,415,307
Lowe's Cos., Inc.	18,506	4,219,183
		8,634,490

Technology Hardware, Storage & Peripherals - 1.7%
HP, Inc.	65,271	1,833,462
NetApp, Inc.	18,653	1,906,523
		3,739,985

Tobacco - 4.7%
Altria Group, Inc.	242,949	10,643,596

Trading Companies & Distributors - 0.6%
Ferguson PLC	6,418	1,347,138

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	17,152	2,815,844
TOTAL COMMON STOCKS (Cost $188,954,890)		221,722,338

REITs - 0.2%
Host Hotels & Resorts, Inc.	28,341	534,795
TOTAL REITs (Cost $578,786)		534,795
TOTAL INVESTMENTS - 98.0% (Cost $189,533,676)		222,257,133
Other Assets in Excess of Liabilities - 2.0%		4,584,781
TOTAL NET ASSETS - 100.0%		$226,841,914

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT – Real Estate Investment Trust

(a)	Non-income producing security.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$221,722,338	$–	$–	$221,722,338
REITs	534,795	–	–	534,795
Total Investments	$222,257,133	$–	$–	$222,257,133

Refer to the Schedule of Investments for industry classifications.